Convertible Preferred Stock - Narrative (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($) shares	Jun. 30, 2018 shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares
Preferred Stock, Dividend Rate, Percentage			8.00%		8.00%
Reverse Stock Split, Conversion Ratio		1.78112
Public offering price per share					$ 16.74
Proceeds from issuance initial public offering | $			$ 98,325	$ 0	$ 30,000
Preferred Stock, Shares Issued | shares	707,680		0
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants | $	$ 4,400
Shares of common stock issued, after preferred stock conversion | shares		11,837,073
Series A Convertible Preferred Stock [Member]
Temporary equity, liquidation price per share					$ 1.02
Series B Convertible Preferred Stock [Member]
Temporary equity, liquidation price per share					3.319
Series C Convertible Preferred Stock [Member]
Temporary equity, liquidation price per share					$ 6.2705